Pacer Global Cash Cows Dividend ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Australia - 5.0%
BHP Group Ltd. - ADR (a)	764,292	$37,564,952
Coles Group Ltd.	540,602	6,553,811
Endeavour Group Ltd.	1,015,283	2,669,987
Fortescue Ltd.	3,142,416	37,373,200
Sonic Healthcare Ltd.	201,667	3,579,502
Woolworths Group Ltd.	479,806	9,086,093
		96,827,545

Canada - 3.7%
Canadian Natural Resources Ltd.	1,104,259	33,514,261
Enbridge, Inc. (a)	906,573	39,200,216
		72,714,477

China - 0.6%
Lenovo Group Ltd.	5,667,573	6,757,242
Shenzhou International Group Holdings Ltd.	649,056	4,885,475
		11,642,717

Denmark - 0.6%
AP Moller - Maersk AS - Class B	7,386	10,930,167

Finland - 0.6%
Kone Oyj - Class B - Class B	206,349	10,703,304

France - 11.1%
Cie Generale des Etablissements Michelin SCA	338,557	11,800,939
Engie SA	2,429,365	40,109,284
Kering	66,832	17,572,042
Orange SA	2,222,227	23,917,843
Publicis Groupe SA	92,342	9,862,139
Sanofi SA - ADR (a)	800,752	43,512,864
TotalEnergies SE - ADR (a)	682,186	39,587,254
Vinci SA	287,534	31,171,018
		217,533,383

Germany - 5.3%
BASF SE	779,582	37,695,230
Daimler AG	688,850	42,104,925
Deutsche Post AG	686,169	24,778,819
		104,578,974

Hong Kong - 4.3%
Budweiser Brewing Co. APAC Ltd. (b)	8,002,565	7,291,959
Cathay Pacific Airways Ltd.	4,586,599	6,180,686
Chow Tai Fook Jewellery Group Ltd.	7,795,128	7,012,904
CK Hutchison Holdings Ltd.	2,445,781	12,304,395
CK Infrastructure Holdings Ltd.	1,314,279	8,939,641
CLP Holdings Ltd.	1,317,926	10,951,849
Jardine Matheson Holdings Ltd.	155,822	6,287,418
Orient Overseas International Ltd.	452,862	6,050,249
Power Assets Holdings Ltd.	1,278,828	8,263,580
SITC International Holdings Co. Ltd.	1,741,626	4,157,425
WH Group Ltd. (b)	7,883,483	6,141,344
		83,581,450

Italy - 1.8%
Eni SpA	2,516,696	35,768,178

Japan - 10.4%
Aisin Corp.	303,428	3,448,157
Astellas Pharma, Inc.	892,710	8,717,298
Bridgestone Corp.	293,560	10,578,722
Idemitsu Kosan Co. Ltd.	492,797	3,310,838
Inpex Corp.	538,423	6,491,834
Isuzu Motors Ltd.	372,473	5,025,305
Japan Tobacco, Inc.	913,260	23,394,577
JFE Holdings, Inc.	407,819	4,733,062
KAJIMA Corp.	191,770	3,423,780
Kawasaki Kisen Kaisha Ltd. (a)	357,490	4,547,714
Kirin Holdings Co. Ltd.	307,457	3,894,383
Komatsu Ltd.	438,630	13,394,060
Marubeni Corp.	716,916	10,714,796
Mitsubishi Chemical Group Corp.	649,416	3,326,742
Nippon Steel Corp.	625,485	13,022,284
Oracle Corp. Japan	63,836	5,846,677
SoftBank Corp.	22,607,748	29,182,573
Subaru Corp.	346,667	6,079,720
Sumitomo Corp.	522,784	11,339,149
Takeda Pharmaceutical Co. Ltd.	812,001	22,036,250
Toyota Tsusho Corp.	455,424	7,753,616
Yamaha Motor Co. Ltd.	402,817	3,386,785
		203,648,322

Netherlands - 4.7%
Koninklijke Ahold Delhaize NV	356,271	12,625,362
Shell PLC - ADR	616,724	40,611,275
Stellantis NV	2,861,252	38,474,556
		91,711,193

Norway - 2.1%
Equinor ASA	1,675,361	40,504,876

Singapore - 1.0%
Genting Singapore Ltd.	6,795,472	3,775,262
Jardine Cycle & Carriage Ltd.	233,561	4,789,805
Singapore Airlines Ltd.	2,480,950	11,610,627
		20,175,694

South Korea - 1.8%
HMM Co. Ltd. (c)	349,100	4,574,580
Kia Corp.	277,410	19,474,067
Korean Air Lines Co. Ltd. (c)	142,600	2,433,916
KT&G Corp.	56,257	4,282,191
LG Corp. (c)	75,590	3,896,553
		34,661,307

Spain - 1.9%
Endesa SA	454,541	10,076,810
Naturgy Energy Group SA	523,184	12,852,323
Telefonica SA	3,576,018	14,597,885
		37,527,018

Sweden - 0.5%
H & M Hennes & Mauritz AB - Class B	729,207	9,746,611

Switzerland - 7.5%
Kuehne + Nagel International AG	60,393	13,766,222
Nestle SA	453,162	38,551,734
Novartis AG - ADR (a)	382,924	40,099,801
Roche Holding AG - ADR (a)	1,059,178	41,572,737
Swisscom AG	24,068	13,570,045
		147,560,539

United Kingdom - 11.5%
BP PLC - ADR	1,355,831	42,112,111
British American Tobacco PLC - ADR	1,034,746	41,017,331
GSK PLC - ADR (a)	1,003,345	35,387,978
Imperial Brands PLC	531,346	17,926,306
Reckitt Benckiser Group PLC	317,567	20,986,859
Rio Tinto PLC - ADR	623,884	37,688,833
Tesco PLC	2,535,710	11,702,019
Vodafone Group PLC - ADR	2,104,479	17,972,251
		224,793,688

United States - 25.2%(d)
AbbVie, Inc.	222,119	40,847,684
Altria Group, Inc.	682,742	35,659,615
AT&T, Inc.	1,638,883	38,890,693
Bristol-Myers Squibb Co.	659,031	38,849,877
Chevron Corp.	252,099	37,610,650
EOG Resources, Inc.	250,678	31,532,785
Exxon Mobil Corp.	342,243	36,561,820
Gilead Sciences, Inc.	424,746	41,285,311
Pfizer, Inc.	1,511,202	40,077,077
Philip Morris International, Inc.	299,784	39,031,877
Phillips 66	153,916	18,142,079
Target Corp.	168,269	23,205,978
United Parcel Service, Inc. - Class B	311,547	35,588,014
Verizon Communications, Inc.	923,651	36,382,613
		493,666,073
TOTAL COMMON STOCKS (Cost $1,888,541,324)		1,948,275,516

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 10.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (e)	199,756,546	199,756,546
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $199,756,546)		199,756,546

TOTAL INVESTMENTS - 109.8% (Cost $2,088,297,870)		2,148,032,062
Liabilities in Excess of Other Assets - (9.8)%		(190,932,876)
TOTAL NET ASSETS - 100.0%		$1,957,099,186
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $193,504,621 which represented 9.9% of net assets.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $13,433,303 or 0.7% of the Fund’s net assets.

(c)	Non-income producing security.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Global Cash Cows Dividend ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,948,275,515	$–	$–	$1,948,275,515
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	199,756,546
Total Investments	$1,948,275,515	$–	$–	$2,148,032,062

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $199,756,546 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.